Other Income or Expense, Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Income or Expense, Net
Schedule of other (expense) income

	2023		2022		2021
Dismissal severance expense (1)	Ps.	(1,034,797)	Ps.	(126,695)	Ps.	(194,187)
Expense related to Hurricane “Otis” (2)		(329,721)		—		—
Legal and financial advisory and professional services (3)		(265,310)		(218,731)		(191,609)
Impairment adjustments (4)		(69,467)		—		(97,293)
Donations (see Note 20)		(30,000)		(27,233)		(2,000)
Gain on disposition of property and equipment		54,362		76,579		38,665
Cancellation of a deferred compensation plan liability (5)		337,450		(129,810)		(207,640)
Interest income for recovery of Asset Tax from prior years		315,778		—		—
Surcharges for payments of taxes of prior years (6)		—		—		(400,641)
Gain on disposition of OCEN (7)		—		35,950		4,547,029
Lawsuit settlement agreement, net (8)		—		(425,762)		—
Other, net		154,886		137		223,913
	Ps.	(866,819)	Ps.	(815,565)	Ps.	3,716,237

(1)	Included severance expense in connection with dismissals of personnel, primarily in the Group´s Cable segment for the year ended December 31, 2023, as a part of a continued cost reduction plan.
(2)	In 2023, includes non-recurring expense related to damage caused by Hurricane “Otis”.
(3)	Includes primarily advisory and professional services in connection with certain litigation, financial advisory, and other matters (see Notes 3 and 20).
(4)	In 2023 and 2021, included impairment adjustments in connection with long-lived assets in the Group’s Other Business and Cable segments (see Note 13).
(5)

In 2022 and 2021, included the service cost of a long-term deferred compensation plan for certain officers of the Group’s Cable segment, which payment became payable when certain financial targets (as defined in the plan) were met. In the fourth quarter of 2023, the Group recognized as other income a cancellation of the related deferred compensation plan liability (see Note 20).

(6)	In 2021, included surcharges for taxes paid by three subsidiaries of the Company in connection with tax assessments of prior years.
(7)

In 2022, included a gain derived from a purchase price adjustment paid to the Company on disposal of OCEN. In 2021, included a gain on disposition of the former Group’s 40% equity stake in OCEN (see Note 3).

(8)

In the fourth quarter 2022, the Company announced a settlement agreement for a class action lawsuit and recognized an expense of U.S.$21.5 million (Ps.425,762) resulting from a related provision for the amount to be paid by the Company, net of an expected insurance reimbursement (see Note 27).